PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statements of Comprehensive Loss
Net income	¥ (1,191,213)	¥ (669,214)	¥ (442,083)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(159,714)	(386,951)	86,570
Comprehensive loss	(1,350,927)	(1,056,165)	(355,513)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net income	(1,187,218)	(666,407)	(442,083)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	(159,714)	(386,951)	86,570
Comprehensive loss	¥ (1,346,932)	¥ (1,053,358)	¥ (355,513)